Consolidated Statement of Profit or Loss and Other Comprehensive Income - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Continuing operations
Revenue from contracts with customers	₽ 402,074	₽ 265,454	₽ 287,153
Cost of sales	(223,993)	(170,605)	(183,086)
Gross profit	178,081	94,849	104,067
Selling and distribution expenses	(54,721)	(49,994)	(48,432)
Impairment of goodwill and other non-current assets, net	(2,899)	(3,897)	(1,804)
Allowance for expected credit losses	(201)	(149)	(234)
Taxes other than income taxes	(3,550)	(3,446)	(4,517)
Administrative and other operating expenses	(16,513)	(18,437)	(15,568)
Other operating income	2,469	999	688
Total selling, distribution and operating income and (expenses), net	(75,415)	(74,924)	(69,867)
Operating profit	102,666	19,925	34,200
Finance income	676	3,504	590
Finance costs	(23,371)	(25,145)	(33,863)
Foreign exchange gain (loss), net	7,891	(36,388)	18,288
Share of (loss) profit of associates, net	(7)	20	28
Other income	1,341	718	228
Other expenses	(66)	(259)	(483)
Total other income and (expense), net	(13,536)	(57,550)	(15,212)
Profit (loss) before tax from continuing operations	89,130	(37,625)	18,988
Income tax expense	(6,511)	(2,528)	(7,913)
Profit (loss) from continuing operations	82,619	(40,153)	11,075
Discontinued operations
Profit (loss) after tax from discontinued operations	0	41,609	(6,790)
Profit	82,619	1,456	4,285
Attributable to:
Equity shareholders of Mechel PAO	80,570	808	2,409
Non-controlling interests	2,049	648	1,876
Other comprehensive income
Other comprehensive (loss) income that may be reclassified to profit or loss in subsequent periods, net of tax:	(152)	2,042	(1,771)
Exchange differences on translation of foreign operations	(152)	2,042	(1,771)
Other comprehensive income (loss) not to be reclassified to profit or loss in subsequent periods, net of tax	1,043	253	(867)
Net (loss) gain on equity instruments designated at fair value through other comprehensive income	(27)	53
Re-measurement of defined benefit plans	1,070	200	(867)
Other comprehensive income (loss), net of tax	891	2,295	(2,638)
Total comprehensive income, net of tax	83,510	3,751	1,647
Attributable to:
Equity shareholders of Mechel PAO	81,444	3,099	(210)
Non-controlling interests	₽ 2,066	₽ 652	₽ 1,857
Earnings per share
Weighted average number of common shares	404,776,126	412,589,910	416,256,510
Earnings per share (Russian rubles per share) attributable to common equity shareholders – basic and diluted	₽ 199.05	₽ 1.96	₽ 5.79
Earnings (loss) per share from continuing operations (Russian rubles per share) – basic and diluted	199.05	(98.89)	22.10
Earnings (loss) per share from discontinued operations (Russian rubles per share) – basic and diluted	₽ 0	₽ 100.85	₽ (16.31)